RESTRUCTURING AND SEVERANCE - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended
	May 02, 2025	Feb. 29, 2024	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Positions eliminated (as a percent)	40.00%	45.00%
Restructuring costs incurred				$ 1.7	$ 3.3
Severance costs			$ 2.3
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred				1.2	2.0
Severance costs			1.6
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred				$ 0.5	$ 1.3
Severance costs			$ 0.7